Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000186848
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Dividend VIT Fund
C000186847
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Donoghue Forlines Momentum VIT Fund
Without Sales Load [Member] | C000186848
Average Annual Return [Line Items]
Average Annual Return, Percent	7.20%	15.13%	8.97%	2.02%
Without Sales Load [Member] | C000186847
Average Annual Return [Line Items]
Average Annual Return, Percent	12.25%	15.47%	16.50%	7.90%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	6.00%	13.70%	13.93%	9.19%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	6.52%	16.13%	16.63%	13.82%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.12%	15.66%	16.30%	13.35%
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Syntax US LargeCap 500 Total Return Index
Average Annual Return, Percent	6.52%	16.13%	16.63%	13.82%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	6.12%	15.66%	16.30%	13.35%